Leases - Right of use assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Leases
Net book value at beginning of the year		£ 449	[1]	£ 228
Exchange differences		(19)		3
Additions		155		138
Disposals		(6)
Acquisition of companies and businesses		1		194
Impairment charge				(17)
Depreciation charge		(120)		(89)
Reclassification to property, plant and equipment		(8)		(8)
Net book value at end of the year	[1]	452		449
Measurement period adjustments
Leases
Net book value at beginning of the year		(5)
Net book value at end of the year				(5)
Land and buildings
Leases
Net book value at beginning of the year		182		94
Exchange differences		(8)
Additions		63		69
Disposals		(3)
Acquisition of companies and businesses		1		79
Impairment charge				(17)
Depreciation charge		(57)		(43)
Net book value at end of the year		178		182
Vehicles
Leases
Net book value at beginning of the year		266		132
Exchange differences		(11)		3
Additions		91		69
Disposals		(3)
Acquisition of companies and businesses				115
Depreciation charge		(62)		(45)
Reclassification to property, plant and equipment		(8)		(8)
Net book value at end of the year		273		266
Other equipment
Leases
Net book value at beginning of the year		1		2
Additions		1
Depreciation charge		(1)		(1)
Net book value at end of the year		£ 1		£ 1

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).